Average Annual Total Returns - International Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years (or Life of Class)	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Lipper International Funds Index (reflects no deduction for taxes) 1 Year	Lipper International Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper International Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	22.80%	6.70%	6.48%	16.75%	4.83%	5.46%	17.70%	5.21%	5.26%	22.90%	6.81%	6.65%	15.45%	5.17%	6.67%	[1]	23.10%	7.23%	[1]		22.01%	5.67%	5.50%	23.41%	5.94%	5.82%

[1]	The inception dates of the Class A shares (redesignated from Adviser Shares) and R6 Shares were August 1, 2010, and August 17, 2018, respectively.